Report Of The Directors Financial Review Risk Report - Wholesale lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,856,717
Financial assets, ending balance	2,948,360	$ 2,856,717
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,254
Financial assets, ending balance	12,495	15,254
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,432,751
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,254
Financial assets, ending balance	12,495	15,254
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,632,202	1,751,533
Net new and further lending/repayments	35,906	50,844
Assets written off	(3,922)	(2,801)
Credit-related modifications that resulted in derecognition	(119)	(32)
Financial assets, ending balance	1,670,773	1,632,202
Foreign exchange and others	6,706	(167,342)
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(7,700)	(82,700)
Accumulated impairment
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(5,469)
Increase (decrease) in financial assets	5,700	6,400
Accumulated impairment | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,954)	(11,867)
Net remeasurement of ECL arising from transfer of stage	(180)	(361)
Net new and further lending/repayments	1,596	937
Changes to risk parameters – credit quality	(4,830)	(4,258)
Changes to models used for ECL calculation	31	(134)
Assets written off	3,922	2,801
Credit-related modifications that resulted in derecognition	95	9
Financial assets, ending balance	(11,495)	(11,954)
ECL income statement change for the period	(3,383)	(3,816)
Recoveries	268	316
Others	(195)	(28)
Total ECL income statement change for the period	3,310	3,528
Increase (decrease) in financial assets	459
Foreign exchange and others	(175)	919
Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	70	426
– stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,433,643	1,575,808
Transfers of financial instruments:	(18,948)	(98,940)
Net new and further lending/repayments	77,693	99,253
Financial assets, ending balance	1,496,805	1,433,643
Foreign exchange and others	4,417	(142,478)
– stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,257)	(1,552)
Transfers of financial instruments:	(1,048)	(794)
Net remeasurement of ECL arising from transfer of stage	917	735
Net new and further lending/repayments	(185)	(175)
Changes to risk parameters – credit quality	307	400
Changes to models used for ECL calculation	(22)	4
Financial assets, ending balance	(1,300)	(1,257)
ECL income statement change for the period	1,017	964
Foreign exchange and others	(12)	125
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	177,223	155,654
Transfers of financial instruments:	10,286	88,974
Net new and further lending/repayments	(36,795)	(44,877)
Financial assets, ending balance	153,084	177,223
Foreign exchange and others	2,370	(22,528)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,710)	(3,323)
Transfers of financial instruments:	2,228	1,616
Net remeasurement of ECL arising from transfer of stage	(973)	(948)
Net new and further lending/repayments	661	435
Changes to risk parameters – credit quality	(1,262)	(1,671)
Changes to models used for ECL calculation	46	(151)
Financial assets, ending balance	(3,102)	(3,710)
ECL income statement change for the period	(1,528)	(2,335)
Foreign exchange and others	(92)	332
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,207	19,796
Transfers of financial instruments:	8,662	9,966
Net new and further lending/repayments	(4,956)	(3,399)
Assets written off	(3,922)	(2,791)
Credit-related modifications that resulted in derecognition	(119)	(32)
Financial assets, ending balance	20,799	21,207
Foreign exchange and others	(73)	(2,333)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,949)	(6,928)
Transfers of financial instruments:	(1,180)	(822)
Net remeasurement of ECL arising from transfer of stage	(124)	(148)
Net new and further lending/repayments	1,117	674
Changes to risk parameters – credit quality	(3,896)	(3,019)
Changes to models used for ECL calculation	7	13
Assets written off	3,922	2,791
Credit-related modifications that resulted in derecognition	95	9
Financial assets, ending balance	(7,063)	(6,949)
ECL income statement change for the period	(2,896)	(2,480)
Foreign exchange and others	(55)	481
Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	129	275
Net new and further lending/repayments	(36)	(133)
Assets written off	0	(10)
Financial assets, ending balance	85	129
Foreign exchange and others	(8)	(3)
Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)	(64)
Net new and further lending/repayments	3	3
Changes to risk parameters – credit quality	21	32
Assets written off	0	10
Financial assets, ending balance	(30)	(38)
ECL income statement change for the period	24	35
Foreign exchange and others	(16)	(19)
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	972,179	1,032,634
Net new and further lending/repayments	7,377	19,894
Assets written off	(2,596)	(1,589)
Credit-related modifications that resulted in derecognition	(119)	(32)
Foreign exchange		(78,728)
Financial assets, ending balance	965,135	972,179
Foreign exchange and others	(11,706)
Wholesale | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	13,500	33,100
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,057)	(8,729)
Net remeasurement of ECL arising from transfer of stage	15	(192)
Net new and further lending/repayments	1,149	629
Changes to risk parameters – credit quality	(3,338)	(2,841)
Changes to models used for ECL calculation	16	(50)
Assets written off	2,596	1,589
Credit-related modifications that resulted in derecognition	95	9
Foreign exchange		528
Financial assets, ending balance	(8,603)	(9,057)
ECL income statement change for the period	(2,158)	(2,454)
Recoveries	42	33
Others	(203)	(25)
Total ECL income statement change for the period	2,319	2,446
Increase (decrease) in financial assets	(454)
Foreign exchange and others	(79)
Wholesale | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	61	204
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(15,739)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | – UK
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(6,273)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees | – Hong Kong
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	(8,792)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	830,322	880,181
Transfers of financial instruments:	(16,804)	(58,104)
transfers from stage 1 to stage 2	(93,511)	(157,443)
transfers from stage 2 to stage 1	77,772	100,810
– transfers to stage 3	(1,444)	(1,829)
Transfers out	379	358
Net new and further lending/repayments	43,282	68,616
Foreign exchange		(60,371)
Financial assets, ending balance	845,982	830,322
Foreign exchange and others	(10,818)
Wholesale | – stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(670)	(860)
Transfers of financial instruments:	(429)	(298)
transfers from stage 1 to stage 2	172	202
transfers from stage 2 to stage 1	(605)	(484)
– transfers to stage 3	20	8
Transfers out	(16)	(24)
Net remeasurement of ECL arising from transfer of stage	354	240
Net new and further lending/repayments	(138)	(158)
Changes to risk parameters – credit quality	203	318
Changes to models used for ECL calculation	(9)	6
Foreign exchange		82
Financial assets, ending balance	(698)	(670)
ECL income statement change for the period	410	406
Foreign exchange and others	(9)
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	124,660	137,493
Transfers of financial instruments:	10,247	49,485
transfers from stage 1 to stage 2	(93,511)	(157,443)
transfers from stage 2 to stage 1	77,772	100,810
– transfers to stage 3	(6,255)	(8,101)
Transfers out	763	953
Net new and further lending/repayments	(32,082)	(45,336)
Foreign exchange		(16,982)
Financial assets, ending balance	102,129	124,660
Foreign exchange and others	(696)
Wholesale | Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,205)	(2,103)
Transfers of financial instruments:	1,141	942
transfers from stage 1 to stage 2	172	202
transfers from stage 2 to stage 1	(605)	(484)
– transfers to stage 3	765	770
Transfers out	(57)	(110)
Net remeasurement of ECL arising from transfer of stage	(294)	(369)
Net new and further lending/repayments		201
Changes to risk parameters – credit quality	(621)	(995)
Changes to models used for ECL calculation	25	(56)
Foreign exchange		175
Financial assets, ending balance	(1,668)	(2,205)
ECL income statement change for the period	(579)	(1,219)
Foreign exchange and others	(25)
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,068	14,685
Transfers of financial instruments:	6,557	8,619
– transfers to stage 3	(7,699)	(9,930)
Transfers out	1,142	1,311
Net new and further lending/repayments	(3,787)	(3,253)
Assets written off	(2,596)	(1,579)
Credit-related modifications that resulted in derecognition	(119)	(32)
Foreign exchange		(1,372)
Financial assets, ending balance	16,939	17,068
Foreign exchange and others	(184)
Wholesale | Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,144)	(5,702)
Transfers of financial instruments:	(712)	(644)
– transfers to stage 3	785	778
Transfers out	(73)	(134)
Net remeasurement of ECL arising from transfer of stage	(45)	(63)
Net new and further lending/repayments	973	583
Changes to risk parameters – credit quality	(2,941)	(2,196)
Assets written off	2,596	1,579
Credit-related modifications that resulted in derecognition	95	9
Foreign exchange		290
Financial assets, ending balance	(6,207)	(6,144)
ECL income statement change for the period	(2,013)	(1,676)
Foreign exchange and others	(29)
Wholesale | Lifetime expected credit losses | – POCI | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	129	275
Net new and further lending/repayments	(36)	(133)
Assets written off	0	(10)
Foreign exchange		(3)
Financial assets, ending balance	85	129
Foreign exchange and others	(8)
Wholesale | Lifetime expected credit losses | – POCI | Accumulated impairment | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)	(64)
Net new and further lending/repayments	3	3
Changes to risk parameters – credit quality	21	32
Assets written off	0	10
Foreign exchange		(19)
Financial assets, ending balance	(30)	(38)
ECL income statement change for the period	24	$ 35
Foreign exchange and others	$ (16)